Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Cash flows provided by (used in) operating activities
Loss from continuing operations for the period	$ (870,720)	$ (1,518,143)
Items not affecting cash:
Accretion expense	2,506	8,427
Accrued interest income	(23,959)	(14,709)
Accrued interest expense		1,579
Allowance for credit loss		34,555
Amortization - intangibles	93,391	18,849
Amortization - licenses		105,403
Amortization - right-of-use asset	16,078
Depreciation		8,119
Change in value of derivatives	(756,835)	22,849
Deferred income tax recovery	(104,095)
Interest on lease liability	1,059
Gain on settlement of debt		(38,257)
Gain on disposal of equipment	(6,688)
Share-based compensation	139,870	731,079
Shares issued for services		46,948
Unrealized foreign exchange	(6,703)	3,698
Unrealized gains on equity instruments		(456,373)
Changes in non-cash working capital:
Receivables	338,479	(13,586)
Prepaids	(121,503)	282,810
Accounts payable and accrued liabilities	127,161	324,866
Deferred revenue	500,487
Cash flows from (used in) operating activities	(671,472)	(451,886)
Cash flows provided by (used in) investing activities
Cash acquired on purchase of iGEMS	21,981
Investment in content	(46,602)
Advances for acquisitions	(25,000)
Cash flows from (used in) investing activities	(49,621)
Cash flows provided by (used in) financing activities
Long-term debt repayments		(1,718)
Interest paid on loans		(702)
Lease payments	(16,065)
Warrants exercised and issued for cash		227,793
Cash flows from (used in) financing activities	(16,065)	225,373
Effect of foreign exchange on cash	6,302	3,121
Change in cash during the period	(730,856)	(223,392)
Cash, beginning of period	4,305,461	543,749
Cash, end of period	3,574,605	320,357
Interest received
Interest paid		$ 702